STOCK OPTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On November 24, 2015, the Company granted 4,334 options granted to employees at an exercise price of $183.00 per share that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 1,667 options were cancelled and during the three and nine month period ended December 31, 2018, $21,366 and $92,585 (December 31, 2017 –$35,609 and $106,828) in stock compensation expense was recognized. As of December 31, 2018 these options are fully expensed.

On December 14, 2015, the Company granted 16,634 options to employees, directors and consultants at an exercise price of $150 per share that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the years ended March 31, 2016, 2017 and 2018 and for the nine month period ended December 31, 2018, 167 options, 267 options, 2,912 options and 1000 options, respectively, were cancelled and for the three and nine month period ended December 31, 2018, $27,495 and $105,121 (December 31, 2017 –$45,396 and $450,690) of stock compensation expense was recognized. Ad at December 31, 2018, these options are full expensed.

On April 21, 2016, the Company granted 20,000 stock options to employees of Bionik, Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT of which 6,667 have an exercise price of $37.50 per share, 6,667 have an exercise price of $142.50 per share and 6,666 have an exercise price of $157.50 per share. The grant date fair value of vested options was $2,582,890 and has been recorded as part of the original acquisition equation. The options are fully expensed.

On April 26, 2016, the Company granted 1,667 options to an employee with an exercise price of $150 per share that vest over three years at the anniversary date. The grant fair value was $213,750. The employee left during the quarter ended December 31, 2018 and 556 options that has not vested expired. During the three and nine months ended December 31, 2018, $15,833 and $51,458 (December 31, 2017- $17,813 and $53,438) was recognized as stock compensation expense.

On August 8, 2016, the Company granted 5,000 options to an employee with an exercise price of $150 per share that vest over three years at the anniversary date. The grant fair value was $652,068. The employee left in April 2018 and 3,334 options that had not vested were cancelled and the remaining 1,667 options expired in November 2018. During the three and nine months ended December 31, 2018, $12,075 and $48,301 (December 31, 2017 – $54,339 and $163,017) of stock compensation expense was recognized.

On February 6, 2017, the Company granted 2,667 options to an employee with an exercise price of $105.00 per share that vest over three years at the anniversary date. The grant fair value was $245,200. During the three and nine months ended December 31, 2018, $20,433 and $61,300 (December 31, 2017 – $20,433 and $61,300) of stock compensation expense was recognized.

On February 13, 2017, the Company granted 1,667 options to a consultant with an exercise price of $102.00 per share that vest over one and one-half years, every nine months. The grant fair value was $148,750. During the three and nine months ended December 31, 2018, $Nil and $92,821 (December 31, 2017 – $12,396 and $37,188) of stock compensation expense was recognized. These options are now fully vested.

On August 3, 2017, 10,000 options with an exercise price of $31.50 per share were granted to an executive officer, which vest equally over three future years. In addition, this executive officer was also granted up to 13,334 additional performance options based on meeting sales targets for the years ended March 31, 2018 and 2019. The grant value was $387,209 and $7,546 was expensed as stock compensation for the three and nine months ended December 31, 2018 (December 31, 2017 - $22,639 and $37,370). The executive left in April 2018 and all of these options were cancelled.

On September 1, 2017, the Company granted 81,436 options with an exercise price of $24.15 per share equally to an executive officer and a consultant who is now the Chairman of the Company. Of such options, 13,573 have vested at issuance and (a) with respect to the executive officer, 50% of the remaining options vest on performance goals being met and 50% vest over 5 years, and (b) with respect to the Chairman, the remaining options vest over 5 years. The grant fair value was $1,832,304 and for the three and nine months ended December 31, 2018, $57,259 and $286,297 (December 31, 2017 - $38,173 and $343,919) in stock compensation expense was recognized.

On January 24, 2018, the Company granted 24,267 options with an exercise price of $23.25 per share to employees that vest equally on January 24, 2019, 2020 and 2021. The grant fair value was $491,036. During the nine month period ended December 31, 2018, 6,667 options were cancelled and for the three and nine months ended December 31, 2018, $34,643 and $111,611 in stock compensation expense was recognized.

On April 20, 2018, the Company granted to an executive officer, 40,000 options with an exercise price of $9.74 per share that vest immediately with a 10-year expiry. The Options were valued using the Black-Scholes model and the following inputs were used: expected life of 10 years, expected volatility of 114% and a risk free rate of 1.59%. As these options fully vested on the grant date, $363,714 of stock based compensation was recognized during the nine months ended December 31, 2018.

On June 11, 2018, the Company granted to a newly-hired executive officer 5,000 options with an exercise price of $6.93 per share that vest over three years from the anniversary of the grant and expire in 7 years. The Options were valued using the Black-Scholes model and the following inputs were used: expected life of 7 years, expected volatility of 114% and a risk free rate of 1.59%. The grant fair value was $30,341, and $2,528 and $5,619 of stock compensation expense was recognized in the three and nine months ended December 31, 2018, respectively.

During the three and nine months ended December 31, 2018, the Company recorded $191,634 and $1,226,374 in share-based compensation related to the vesting of stock options (December 31, 2017 – $271,001 and $1,284,257).

The following is a summary of stock options outstanding and exercisable as of December 31, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
34.50	630	June 20, 2021	630
34.50	13,212	July 1, 2021	13,212
34.50	944	February 17, 2022	944
183.00	2,667	November 24, 2022	2,667
150.00	12,289	December 14, 2022	12,289
142.50	359	March 28, 2023	359
157.50	1,387	March 28, 2023	1,387
150.00	1,112	April 26, 2023	1,112
105.00	2,667	February 6, 2024	889
102.00	1,667	February 13, 2024	1,667
142.50	106	March 3, 2024	106
157.50	408	March 3, 2024	408
142.50	43	March 14, 2024	43
157.50	164	March 14,2024	164
142.50	485	September 30, 2024	485
157.50	1,876	September 30, 2024	1,876
142.50	24	June 2, 2025	24
157.50	90	June 2, 2025	90
37.50	442	December 30, 2025	442
142.50	328	December 30, 2025	328
24.15	81,436	September 1, 2027	27,146
23.25	17,600	January 24, 2025	-
9.735	40,000	April 19, 2028	40,000
6.93	5,000	June 10, 2025	-
	184,936		106,268

The weighted-average remaining contractual term of the outstanding options was 7.42 (March 31, 2018 – 5.81) and for the options that are exercisable the weighted average was 7.09 (March 31, 2018 – 5.70).

11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On November 24, 2015, the Company issued 4,334 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 1,667 options were cancelled and stock compensation expense of $62,317 was recognized. During the year ended March 31, 2018, $142,438, (March 31, 2017 -$142,438) in stock compensation expense was recognized.

On December 14, 2015, the Company issued 16,634 options granted to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the year ended March 31, 2016, 167 options were cancelled and for the year ended March 31, 2017, 267 options were cancelled and for the year ended March 31, 2018, 2,912 options were cancelled, and the year ended March 31, 2018, $479,315, (March 31, 2017 - $407,208) of stock compensation expense was recognized.

On April 21, 2016, the Company issued 20,000 stock options to employees of Bionik, Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT, of which 6,667 have an exercise price of $37.50 per share, 6,667 have an exercise price of $142.50 per share and 6.666 have an exercise price of $157.50 per share. The grant date fair value of vested options was $2,582,890 and has been recorded as part of the acquisition equation (Note 4). For options that have not yet vested $29,524, (March 31, 2017 -$102,989) has been recognized as stock compensation expense.

On April 26, 2016, the Company issued 1,667 options to an employee with an exercise price of $150.00 per share that will vest over three years at the anniversary date. The grant fair value was $213,750. During the year ended March 31, 2018, $71,250, (March 31, 2017 - $66,104) was recognized as stock compensation expense.

On August 8, 2016, the Company issued 5,000 options to an employee with an exercise price of $150.00 per share that will vest over three years at the anniversary date. The grant fair value was $652,068. During the year ended March 31, 2018, $217,356, (March 31, 2017 -$140,230) of stock compensation expense was recognized.

On February 6, 2017, the Company issued 2,667 options to an employee with an exercise price of $105.00 per share that will vest over three years at the anniversary date. The grant fair value was $245,200. During the year ended March 31, 2018, $81,733, (March 31, 2017 - $12,163) of stock compensation expense was recognized.

On February 13, 2017, the Company issued 1,667 options to a consultant with an exercise price of $102.00 per share that will vest over one and one- half years, every six months. The grant fair value was $148,750. During the year ended March 31, 2018, $49,583, (March 31, 2017 -$6,345) of stock compensation expense was recognized.

On August 3, 2017, 10,000 options at $31.50 per share to an executive officer, which vest equally over three future years. In addition, this executive officer was also granted up to 3,334 additional performance options based on meeting sales targets for the years ending March 31, 2018 and 2019. The performance options will vest at market price if the performance objectives are met. This grant had a grant date fair value of $387,209 and a share compensation expense of $60,371 was recognized for the year ended March 31, 2018. These options were valued using the Black-Scholes model and the following inputs: expected life of 7 years, expected volatility 114% and a risk-free rate of 1.73%.

On September 1, 2017, the Company granted 81,436 options at $24.15 per share equally to an executive officer and a consultant. 13,573 options have vested and 50% of the remaining options vest on performance being met and 50% vest annually over 5 years. The grant date fair value was $1,832,304 and $381,730 is the current expense for the year ended March 31, 2018. These options were valued using the Black-Scholes model and the following inputs: expected life of 10 years, expected volatility 114% and a risk-free rate of 1.91%.

On January 24, 2018, the Company granted 24,267 options at $23.25 per share to employees that vest equally on January 24, 2019, 2020 and 2021. The grant fair value was $491,036 and $27,280 is the current stock compensation expense for the year ended March 31, 2018. These options were valued using the Black-Scholes model and the following inputs: expected life of 10 years, expected volatility 114% and a risk- free rate of 1.91%.

During the year ended March 31, 2018, the Company recorded $1,540,580 in share-based compensation related to the vesting of stock options (March 31, 2017 - $844,162).

The following is a summary of stock options outstanding and exercisable as of March 31, 2018:

These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk free	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	rate	rate	rate	volatility	fair value
February 17, 2015	3.89	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.25	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	3.22	1.59%	0%	0%	114%	$118,957
April 1, 2014	3.01	1.59%	0%	0%	114%	$230,930
November 24, 2015	4.65	1.59%	0%	0%	114%	$694,384
December 14, 2015	4.71	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	6.11	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	5.07	1.59%	0%	0%	114%	$213,750
August 8, 2016	5.36	1.59%	0%	0%	114%	$652,068
February 6, 2017	5.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	5.88	1.59%	0%	0%	114%	$148,750
August 3, 2017	6.35	1.59%	0%	0%	114%	$387,209
September 1, 2017	9.43	1.59%	0%	0%	114%	1,832,304
January 24, 2018	6.82	1.59%	0%	0%	114%	$491,036

		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, March 31, 2017	66,024	88.50
Issued	119,036	23.25
Exercised	-	-
Expired	-	-
Cancelled	(14,385)	97.50
Outstanding, March 31, 2018	170,675	75.00

The following is a summary of stock options outstanding and exercisable as of March 31, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
24.75	1,762	April 1, 2021	1,762
34.50	651	June 20, 2021	651
34.50	13,212	July 1, 2021	13,212
34.50	944	February 17, 2022	944
183.00	2,667	November 24, 2022	1,778
150.00	13,289	December 14, 2022	11,178
142.50	747	March 28, 2023	747
157.50	2,887	March 28, 2023	2,887
150.00	1,667	April 26, 2023	556
150.00	5,000	August 8, 2023	1,667
105.00	2,667	February 6, 2024	889
102.00	1,667	February 13, 2024	1,111
142.50	211	March 3, 2024	211
157.50	816	March 3, 2024	816
142.50	43	March 14, 2024	43
157.50	164	March 14, 2024	164
142.50	485	September 30, 2024	485
157.50	1,876	September 30, 2024	1,876
142.50	23	June 2, 2025	23
157.50	90	June 2, 2025	90
37.50	442	December 30, 2025	442
142.50	328	December 30, 2025	182
31.50	13,334	August 3, 2024	-
24.15	81,436	September 1, 2027	13,573
23.25	24,267	January 24, 2025	-
	170,675		55,287

The weighted-average remaining contractual term of the outstanding options is 7.46 (March 31, 2017 – 5.12) and for the options that are exercisable the weighted average is 5.74 (March 31, 2017 – 6.02).

Reclassification of Fair Value

As the Company does not have sufficient authorized shares of common stock to cover its options issued, a valuation of these options was done at March 31, 2018 and the resulting liability of $1,451,393 has been recorded in the consolidated balance sheet as shares to be issued, stock options and warrants.

Grant Date	Expected Life	Risk Free rate	Dividend rate	Forfeiture Rate	Expected Volatility	Remeasured Fair Value
February 17, 2015	3.89	1.59%	0%	0%	135%	$7,122
July 1, 2014	3.25	1.59%	0%	0%	135%	$90,472
June 20, 2014	3.22	1.59%	0%	0%	135%	$4,428
April 1, 2014	3.01	1.59%	0%	0%	135%	$12,437
November 24, 2015	4.65	1.59%	0%	0%	135%	$16,327
December 14, 2015	4.71	1.59%	0%	0%	135%	$85,833
April 21, 2016	6.39	1.59%	0%	0%	118%	$53,853
April 26, 2016	5.07	1.59%	0%	0%	114%	$11,430
August 8, 2016	5.36	1.59%	0%	0%	114%	$35,722
February 6, 2017	5.86	1.59%	0%	0%	114%	$16,969
February 13, 2017	5.88	1.59%	0%	0%	114%	$10,703
August 3, 2017	6.35	1.59%	0%	0%	114%	$109,970
September 1, 2017	9.43	1.59%	0%	0%	114%	$782,966
January 24, 2018	6.82	1.59%	0%	0%	114%	$213,161
						1,451,393